Subsequent Events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Schedule of Subsequent Events [Table Text Block]

The following distributions were paid to the Company's holders of Class A, Class B-1, Class B-2 and B-3 common stock as well as holders of OP and LTIP Units subsequent to June 30, 2014.

Shares	Declaration Date	Record Date	Date Paid	Distributions per Share	Total Distribution
Class A Common Stock	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$434,590
Class B-1 Common Stock	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$34,184
Class B-2 Common Stock	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$34,184
Class B-3 Common Stock	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$34,184
OP Units	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$27,333
LTIP Units	April 8, 2014	June 25, 2014	July 5, 2014	$0.096667	$31,473
Class A Common Stock	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$434,590
Class B-1 Common Stock	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$34,184
Class B-2 Common Stock	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$34,184
Class B-3 Common Stock	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$34,184
OP Units	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$27,333
LTIP Units	July 10, 2014	July 25, 2014	August 5, 2014	$0.096667	$31,473
Total					$1,191,896

The following distributions have been declared and paid subsequent to December 31, 2013:

Distributions Declared Daily For Month Listed	Date Paid	Total Cash Distribution
December 2013	January 2, 2014	$143,504
January 2014	February 3, 2014	$143,504